BREAKDOWN OF TRANSACTIONS (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfInformationOnCompaniesWithNoncontrollingInterestsLineItems [Line Items]
Turnover	$ 1,924.2	$ 1,802.5	$ 1,687.2
Depreciation, amortization and impairment	(128.9)	(108.7)	(103.7)
Total comprehensive income attributable to NCI	36.3	29.8	26.3
Hudson Las Vegas JV
DisclosureOfInformationOnCompaniesWithNoncontrollingInterestsLineItems [Line Items]
Turnover	70.8	67.1	64.6
Depreciation, amortization and impairment	(1.7)	(1.3)	(1.4)
Net earnings for the year	$ 12.4	$ 10.9	$ 9.6
Non-controlling interest	27.00%	27.00%	27.00%
Non-controlling interest share of the net earnings Hudson Las Vegas	$ 3.3	$ 2.9	$ 2.6
Non-controlling interests in other subsidiaries	33.0	26.9	23.7
Total comprehensive income attributable to NCI	$ 36.3	$ 29.8	$ 26.3